Leases (Details) - Schedule of capital lease commitments for revenue equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Capital Lease Commitments For Revenue Equipment Abstract
Minimum lease payments, 2022	$ 2,641,587	$ 29,815
Present value of minimum lease payments, 2022	2,267,248	27,989
Minimum lease payments, 2023	136,063
Present value of minimum lease payments, 2023	121,407
Minimum lease payments, 2024	91,323
Present value of minimum lease payments, 2024	79,305
Minimum lease payments, Thereafter
Present value of minimum lease payments, Thereafter
Minimum lease payments, Total	2,868,973	86,103
Present value of minimum lease payments, Total	2,467,960	79,124
Minimum lease payments, Less: amount representing interest	(401,013)	(6,979)
Present value of minimum lease payments, Less: amount representing interest
Minimum lease payments, Present value of minimum lease payments	2,467,960	79,124
Present value of minimum lease payments, Present value of minimum lease payments	2,467,960	79,124
Present value of minimum lease payments, Less: current maturities	(2,267,248)	(51,135)
Present value of minimum lease payments, Capital lease obligations, long-term	$ 200,712	27,989
Minimum lease payments, 2021		56,288
Present value of minimum lease payments, 2021		$ 51,135